SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule Of Retirement And Employee Benefit Plans [Table Text Block]
	For the fiscal year ended
	June 30,
	2013	2012

Allocated shares	97,352	122,249
Shares committed to be released	9,338	9,338
Unearned shares	159,663	178,339
Total ESOP shares	266,353	309,926

Fair value of unearned shares at end of period (dollars in thousands)	$1,287	$1,514

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plan as of June 30, 2013, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2013	2012

Net income allocated to common shareholders, basic and diluted	$2,916	$1,715

	2013	2012
Basic
Weighted-average common shares outstanding	7,950,228	7,546,120

Diluted
Weighted-average common shares outstanding (diluted)	7,950,228	7,546,120

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2013 and 2012. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Agency mortgage-backed: residential	$166	$—	$166	$—
FHLMC stock	39	—	39	—
	$205	$—	$205	$—

2012
Agency mortgage-backed: residential	$189	$—	$189	$—

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2013 and 2012.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Impaired loans
One- to four-family	$8,877	$-	$-	$8,877

Other real estate owned, net
One- to four-family	633	-	-	633
Land	15	-	-	15

2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2013:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate
1-4 family	$213	Sales comparison approach	Adjustments for differences between comparable sales	3.1% to 19.8% (4.3%)

Foreclosed and repossessed assets:
1-4 family	$633	Sales comparison approach	Adjustments for differences between comparable sales	0.5% to 18.6% (8.6%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2013 and June 30, 2012 are as follows:

		Fair Value Measurements at
(in thousands)	Carrying	June 30, 2013 Using
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$16,540	$16,540			$16,540
Available-for-sale securities	205		$205		205
Held-to-maturity securities	12,232		12,354		12,354
Loans held for sale	196		196		196
Loans receivable - net	262,491			$266,354	266,354
Federal Home Loan Bank stock	7,732				n/a
Accrued interest receivable	919		919		919
Financial liabilities
Deposits	$230,981	$75,982	$155,537		$231,519
Federal Home Loan Bank advances	24,310		26,019		26,019
Advances by borrowers for taxes and insurance	562			$562	562
Accrued interest payable	36		36		36

The carrying amounts and estimated fair values of financial instruments at June 30, 2012, are as follows:

		Fair Value Measurements at June 30, 2012 Using
	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497		497		497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

Schedule of Related Party Transactions [Table Text Block]
Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2013 and 2012 are summarized as follows:

(in thousands)	2013	2012

Outstanding principal, beginning of year	$797	$865
Changes in composition of related parties	339	—
Principal disbursed during the year	232	53
Principal repaid and refinanced during the year	(122)	(121)
Outstanding principal, end of year	$1,246	$797